Financial Instruments - Sensitivity Ranges for the Base Fair Values (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Forward contract | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ (6)
Minimum | Coal transportation – U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 1,000,000		$ 4,000,000
Minimum | Coal transportation – U.S. | U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in rail rate escalation expressed as a percentage			0	0
Minimum | Coal transportation – U.S. | Long-term contracts | U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in rail rate escalation expressed as a percentage	0	0
Minimum | Coal transportation – U.S. | Long-term contracts | U.S. | Volatility
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	0.80	0.80	0.80	0.80
Minimum | Long-term wind energy sale — Eastern U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	0.00%	0.00%
Sensitivity	$ 30,000,000		$ 28,000,000
Minimum | Long-term wind energy sale — Eastern U.S. | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible				$ 0
Minimum | Fixed-price contracts | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ (12)		$ (12)
Minimum | Long-term wind energy sale — Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	15.00%	15.00%	(16.00%)	(16.00%)
Sensitivity	$ 17,000,000		$ 23,000,000
Minimum | Long-term wind energy sale — Canada | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible	$ 57		$ (81)
Minimum | Long-term wind energy sale — Central U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	2.00%	2.00%	(5.00%)	(5.00%)
Sensitivity	$ 77,000,000		$ 36,000,000
Minimum | Long-term wind energy sale — Central U.S. | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ 4	(1)
Maximum | Coal transportation – U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity	$ 1,000,000		$ 6,000,000
Maximum | Coal transportation – U.S. | U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in rail rate escalation expressed as a percentage			0.10	0.10
Maximum | Coal transportation – U.S. | Long-term contracts | U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in rail rate escalation expressed as a percentage	0.10	0.10
Maximum | Coal transportation – U.S. | Long-term contracts | U.S. | Volatility
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	1.20	1.20	1.20	1.20
Maximum | Long-term wind energy sale — Eastern U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	6.00%	6.00%
Sensitivity	$ 42,000,000		$ 24,000,000
Maximum | Long-term wind energy sale — Eastern U.S. | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible				$ 6
Maximum | Long-term wind energy sale — Eastern U.S. | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible				0.09
Maximum | Fixed-price contracts | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ 8		$ 8
Maximum | Long-term wind energy sale — Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	5.00%	5.00%	5.00%	5.00%
Sensitivity	$ 53,000,000		$ 65,000,000
Maximum | Long-term wind energy sale — Canada | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible	$ (10)		$ 5
Maximum | Long-term wind energy sale — Central U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in monthly wind discounts expressed as a percentage	2.00%	2.00%	2.00%	2.00%
Sensitivity	$ 84,000,000		$ 81,000,000
Maximum | Long-term wind energy sale — Central U.S. | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ 3	$ 2